Schedule of Key Management Transactions (Details) - USD ($)	12 Months Ended		13 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Aug. 31, 2019
Disclosure of transactions between related parties [abstract]
a) Paid or accrued professional fees to a company controlled by an officer of the Company	$ 114,278	$ 34,188	$ 34,188
b) Paid or accrued consulting fees to companies controlled by individual directors.	34,632	46,238	98,585
c) Paid or accrued wages and consulting fees to directors	617,733	440,627	228,684
d) Share based compensation to directors and officers	$ 1,714,508